UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

414-516-1645

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: August 31, 2024

Item 1. Reports to Stockholders.

(a)

Vident International Equity Strategy ETF™
VIDI (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Vident International Equity Strategy ETF™ for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at videntam.com/etf/vident-international-equity-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident International Equity Strategy ETF	$66	0.61%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident International Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core International Equity Index™ (the “Index”). This index strategy seeks to provide investors with a well-diversified set of global equities exposures across countries, regions and stocks, emphasizing countries with more favorable conditions for investment as well as economic and financial market resilience. The Index also seeks to enhance investors’ stock exposures, systematically selecting higher quality stocks that Vident believes to have favorable valuations and favorable price momentum.
The Fund’s modest underperformance compared to Morningstar Global Markets ex-US Large-Mid Cap NR USD, as well as other broad non-U.S. market indices, is consistent with the Fund’s modest overweight to emerging markets, which generally did not perform as well as developed markets. In addition, the Fund’s relatively weak performance compared to domestic markets was likely influenced by moderate strengthening of the U.S. dollar. In general, the Fund performed as could reasonably be expected given its allocations overseas and disproportionately to emerging markets.

Top Contributors
↑	JB Hi-Fi Limited (JBH AU)
↑	Teva Pharmaceutical Industries Limited (TEVA IT)
↑	Hon Hai Precision Industry Co., Ltd. (2317 TT)

Top Detractors
↓	InMode Ltd. (INMD US)
↓	Perion Network Ltd. (PERI US)
↓	Fortescue Ltd (FMG AU)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident International Equity Strategy ETF™	PAGE 1	TSR-AR-26922A404

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident International Equity Strategy ETF NAV	16.20	7.11	3.33
Vident International Equity Strategy ETF Market	15.83	7.03	3.25
Morningstar Global Markets ex-US Index	17.76	7.71	4.81
Vident Core International Equity Index/Vident International Equity Index	17.67	8.42	4.38
Visit videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$350,675,494
Number of Holdings	245
Net Advisory Fee	$2,230,979
Portfolio Turnover	64%
Visit videntam.com/etf/vident-international-equity-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top Holdings	(%)
Bavarian Nordic AS	0.7%
China Taiping Insurance Holdings Company, Ltd.	0.6%
CRH plc	0.6%
HelloFresh SE	0.6%
Medtronic plc	0.6%
JB Hi-Fi, Ltd.	0.6%
Jazz Pharmaceuticals plc	0.6%
AerCap Holdings NV	0.6%
Kasikornbank pcl	0.6%
Adaro Energy Indonesia Tbk PT	0.6%
Sector Breakdown (% of net assets)

Top Ten Countries	(%)
South Korea	7.3%
Taiwan	7.1%
Hong Kong	6.5%
Singapore	6.4%
Switzerland	6.0%
Australia	5.9%
China	5.8%
Canada	5.8%
Germany	5.4%
Cash & Other	43.8%
Vident International Equity Strategy ETF™	PAGE 2	TSR-AR-26922A404

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit videntam.com/etf/vident-international-equity-strategy-etf/.
The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management  or your financial intermediary.
Vident International Equity Strategy ETF™	PAGE 3	TSR-AR-26922A404

Vident U.S. Bond Strategy ETF™
VBND (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Vident U.S. Bond Strategy ETF™ for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at videntam.com/etf/vident-us-bond-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Bond Strategy ETF	$43	0.41%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Bond Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident Core U.S. Bond Index™. This index seeks to diversify interest rate and credit risks through the application of time-tested principles. In addition to diversifying across fixed income sectors, the strategy seeks to improve corporate bond exposures by screening for companies with stronger leadership, governance and creditworthiness factors.
The Fund’s positive performance during the fiscal year was consistent with the shift in expectations towards the U.S. Federal Reserve loosening interest rates in September 2024, which was confirmed subsequently to the period in the September meeting. In addition, pressure on mortgage originations may have diminished returns as shown below with the underperformance of Ginnie Mae instruments.

Top Contributors
↑	US TREASURY N/B (T 6 02/15/26)
↑	US TREASURY N/B (T 3 ½ 09/15/25)
↑	US TREASURY N/B (T 2 ⅛ 05/31/26)

Top Detractors
↓	Ginnie Mae (G2SF 5.5 10/23)
↓	Ginnie Mae (G2SF 6 10/23)
↓	US TREASURY N/B (T 1 ¼ 05/15/50)
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Vident U.S. Bond Strategy ETF™	PAGE 1	TSR-AR-26922A602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/15/2014)
Vident U.S. Bond Strategy ETF NAV	8.61	0.03	1.39
Vident U.S. Bond Strategy ETF Market	8.54	0.06	1.39
FTSE Broad Investment Grade Bond Index	7.38	-0.05	1.55
Vident Core U.S Bond Index/Vident Core U.S Bond Strategy Index	9.14	0.68	2.16
Visit videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$452,581,733
Number of Holdings	221
Net Advisory Fee	$1,694,095
Portfolio Turnover	202%
30-Day SEC Yield	3.83%
30-Day SEC Yield Unsubsidized	3.83%
Effective Duration	6.91 yrs
Average Credit Quality	A/A-
Visit videntam.com/etf/vident-us-bond-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top 10 Issuers	(%)
United States Treasury Note/Bond	46.6%
United States Treasury Inflation Indexed Bonds	14.9%
Federal National Mortgage Association	6.1%
Government National Mortgage Association	4.2%
Tennessee Valley Authority	1.5%
Federal Home Loan Banks	0.6%
EnLink Midstream Partners LP	0.3%
Marathon Oil Corporation	0.3%
American Assets Trust LP	0.3%
Sector Breakdown (% of net assets)

Government (62.4%)
Financials (12.1%)
Utilities (4.1%)
Energy (3.9%)
Mortgage Securities (2.8%)
Consumer Discretionary (1.8%)
Health Care (1.0%)
Information Technology (1.0%)
Consumer Staples (0.9%)
Cash & Other (10.0%)

For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit videntam.com/etf/vident-us-bond-strategy-etf/.
The Fund is distributed by ALPS Distributors, Inc.
Vident U.S. Bond Strategy ETF™	PAGE 2	TSR-AR-26922A602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management  or your financial intermediary.
Vident U.S. Bond Strategy ETF™	PAGE 3	TSR-AR-26922A602

Vident U.S. Equity Strategy ETF™
VUSE (Principal U.S. Listing Exchange: NYSE)
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about the Vident U.S. Equity Strategy ETF™ for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at videntam.com/etf/vident-us-strategy-etf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vident U.S. Equity Strategy ETF	$54	0.50%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Vident U.S. Equity Strategy ETF™ (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Vident U.S. Quality Index™ (the “Index”). This index strategy represents a portfolio of U.S. equities that adhere to higher standards of corporate governance and accounting, as measured by numerous research metrics. This research is integrated into a systematic and structured selection process that seeks to provide an index of higher quality U.S. companies across small, medium and large-capitalization ranges. The Index also seeks to mitigate some of the risks often associated with market capitalization-weighted indices, including issuer concentration.
The Fund’s performance was consistent with an environment in which expectations of interest rate cuts by the Federal Open Market Committee (which sits within the Federal Reserve System) generally increased, an expectation which was confirmed at the committee’s recent September 2024 meeting. Modifications to the investment methodology implemented in January 2023 caused the Fund to move more towards growth stocks, which seem to have been helped by the shift in interest rate expectations. This helped to enhance the Fund’s returns as can be seen in the list of most positive contributors.

Top Contributors
↑	Broadcom Inc. (AVGO US)
↑	Microsoft Corporation (MSFT US)
↑	NVIDIA Corporation (NVDA US)

Top Detractors
↓	Lattice Semiconductor Corporation (LSCC US)
↓	Iridium Communications Inc. (IRDM US)
↓	Atkore Inc. (ATKR US)
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees and other expenses were deducted.
Vident U.S. Equity Strategy ETF™	PAGE 1	TSR-AR-26922A503

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Vident U.S. Equity Strategy ETF NAV	16.49	15.08	9.20
Vident U.S. Equity Strategy ETF Market	16.42	15.09	9.22
S&P 500 TR	27.14	15.92	12.98
Vident U.S Quality Index/Vident Core U.S. Stock Index/Vident Core U.S. Equity Index	17.13	15.47	9.42
Visit videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of August 31, 2024)

Net Assets	$571,259,718
Number of Holdings	128
Net Advisory Fee	$2,747,823
Portfolio Turnover	65%
Visit videntam.com/etf/vident-us-strategy-etf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of August 31, 2024)

Top Holdings	(%)
Amazon.com, Inc.	2.5%
Mastercard, Inc. - Class A	2.0%
Visa, Inc. - Class A	2.0%
JPMorgan Chase & Company	2.0%
Walmart, Inc.	2.0%
Apple, Inc.	2.0%
Johnson & Johnson	2.0%
Chevron Corporation	2.0%
Exxon Mobil Corporation	2.0%
Home Depot, Inc.	1.9%
Sector Breakdown (% of net assets)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit videntam.com/etf/vident-us-strategy-etf/.
Vident U.S. Equity Strategy ETF™	PAGE 2	TSR-AR-26922A503

The Fund is distributed by ALPS Distributors, Inc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Vident Asset Management documents not be householded, please contact Vident Asset Management  at 1-800-617-0004, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Vident Asset Management  or your financial intermediary.
Vident U.S. Equity Strategy ETF™	PAGE 3	TSR-AR-26922A503

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 8/31/2024	FYE 8/31/2023
(a) Audit Fees	$ 49,500	$ 48,000
(b) Audit-Related Fees	$ 0	$ 0
(c) Tax Fees	$ 10,500	$ 10,500
(d) All Other Fees	$ 0	$ 0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 8/31/2024	FYE 8/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 8/31/2024	FYE 8/31/2023
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(h) The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

(b) Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Vident ETFs
Vident International Equity Strategy ETFTM (Ticker: VIDI)
Vident U.S. Bond Strategy ETFTM (Ticker: VBND)
Vident U.S. Equity Strategy ETFTM (Ticker: VUSE)
Core Financial Statements
August 31, 2024

Vident International Equity Strategy ETFTM
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 96.7%
Australia - 5.9%
AGL Energy, Ltd.	247,718	$1,951,369
BlueScope Steel, Ltd.	119,889	1,680,581
JB Hi-Fi, Ltd.	38,176	2,061,054
Metcash, Ltd.	679,225	1,649,857
MMG, Ltd.(a)	5,160,000	1,481,770
New Hope Corporation, Ltd.	296,621	901,633
Orica, Ltd.	146,281	1,762,709
Origin Energy, Ltd.	242,737	1,640,382
Qantas Airways, Ltd.(a)	421,904	1,920,816
QBE Insurance Group, Ltd.	150,624	1,613,712
Super Retail Group, Ltd.	77,089	934,165
Tabcorp Holdings, Ltd.	924,831	272,961
Whitehaven Coal, Ltd.	327,421	1,486,217
Yancoal Australia, Ltd.	377,458	1,382,968
		20,740,194
Austria - 0.5%
OMV AG	27,693	1,207,135
voestalpine AG	17,649	431,350
		1,638,485
Belgium - 0.9%
KBC Group NV	21,673	1,687,453
Proximus SADP	31,339	236,234
Solvay SA	30,962	1,086,422
		3,010,109
Brazil - 2.6%
Cia de Saneamento de Minas Gerais Copasa MG	331,338	1,373,140
Marfrig Global Foods SA(a)	656,924	1,676,152
Pagseguro Digital, Ltd. - Class A(a)	118,904	1,316,268
Telefonica Brasil SA	189,453	1,738,205
TIM SA	463,688	1,459,029
Vibra Energia SA	336,868	1,520,376
		9,083,170
Canada - 5.8%
Air Canada(a)	94,753	1,085,503
Celestica, Inc.(a)	32,619	1,660,780
Cenovus Energy, Inc.	84,360	1,564,204
Empire Company, Ltd.	48,991	1,366,041
George Weston, Ltd.	10,787	1,754,333
Hudbay Minerals, Inc.	208,684	1,703,227
iA Financial Corporation, Inc.	25,429	1,954,321
Kinross Gold Corporation	194,979	1,762,081
Loblaw Companies, Ltd.	13,691	1,786,661
Manulife Financial Corporation	64,536	1,781,773
Parex Resources, Inc.	50,870	510,682
Sun Life Financial, Inc.	30,169	1,644,381
Suncor Energy, Inc.	43,310	1,756,501
		20,330,488

	Shares	Value
Chile - 1.0%
Cencosud SA	908,194	$1,832,434
Latam Airlines Group SA(a)	132,237,879	1,703,271
		3,535,705
China - 5.8%
3SBio, Inc.(b)	2,099,500	1,631,066
Anhui Conch Cement Company, Ltd. - Class H - Class H	698,500	1,511,548
China Life Insurance Company, Ltd. - Class H	1,242,000	1,882,011
China Pacific Insurance Group Company, Ltd. - Class H	670,800	1,750,010
China Resources Pharmaceutical Group, Ltd.(b)	2,483,500	1,751,096
COSCO SHIPPING Holdings Company, Ltd. - Class H	1,210,000	1,659,787
Hisense Home Appliances Group Company, Ltd.	533,000	1,380,263
JD.com, Inc. - Class A	131,100	1,801,692
Jiangxi Copper Company, Ltd. - Class H	625,000	1,054,433
Lenovo Group Ltd.	1,308,000	1,608,087
People’s Insurance Company Group of China, Ltd. - Class H	4,482,000	1,695,029
Sinopharm Group Company, Ltd. - Class H	529,600	1,234,312
ZTE Corporation - Class H	750,600	1,512,670
		20,472,004
Denmark - 2.7%
AP Moller - Maersk AS - Class B	1,066	1,592,214
Bavarian Nordic AS(a)	61,921	2,444,274
D/S Norden AS	38,670	1,601,064
H Lundbeck AS	279,556	1,987,998
ROCKWOOL AS - Class B	3,966	1,720,919
Svitzer Group AS(a)	1,659	63,776
		9,410,245
Finland - 1.2%
Fortum OYJ	112,645	1,802,979
Nokia OYJ	434,060	1,911,282
Outokumpu OYJ	133,086	495,710
		4,209,971
France - 1.7%
Bouygues SA	15,638	561,010
Cie de Saint-Gobain SA	20,109	1,760,222
Cie Generale des Etablissements Michelin SCA	42,523	1,671,417
Renault SA	34,913	1,659,819
Societe Generale SA	13,619	329,086
		5,981,554
Germany - 5.1%
Allianz SE	5,931	1,844,123
Aurubis AG	6,454	487,933

The accompanying notes are an integral part of these financial statements.

1

Vident International Equity Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Germany - (Continued)
Bayerische Motoren Werke AG	17,413	$1,615,591
Deutsche Bank AG	106,499	1,738,557
Deutsche Lufthansa AG	183,162	1,193,750
Freenet AG	22,980	670,511
Fresenius Medical Care AG	28,504	1,099,875
Fresenius SE & Company KGaA(a)	48,209	1,780,716
Heidelberg Materials AG	15,696	1,661,995
HelloFresh SE(a)	265,618	2,180,995
K+S AG	79,039	937,003
Mercedes-Benz Group AG	24,394	1,683,295
Suedzucker AG	20,141	271,543
Talanx AG	9,377	808,040
		17,973,927
Hong Kong - 6.5%
Bosideng International Holdings, Ltd.	196,000	96,236
Cathay Pacific Airways, Ltd.	1,621,000	1,652,088
China Overseas Land & Investment, Ltd.	380,000	603,097
China Taiping Insurance Holdings Company, Ltd.	1,717,000	2,227,583
GCL Technology Holdings, Ltd.(a)	11,935,000	1,774,858
Geely Automobile Holdings, Ltd.	1,672,000	1,890,549
Kingboard Holdings, Ltd.	819,500	1,670,434
Kunlun Energy Company, Ltd.	1,638,000	1,640,016
Orient Overseas International, Ltd.	124,000	1,724,783
Pacific Basin Shipping, Ltd.	5,290,000	1,458,066
Sino Biopharmaceutical, Ltd.	4,117,000	1,704,773
Sino Land Company, Ltd.	1,294,000	1,386,832
SITC International Holdings Company, Ltd.	764,000	1,796,287
WH Group, Ltd.(b)	2,537,000	1,847,362
Xinyi Glass Holdings, Ltd.	1,590,000	1,439,080
		22,912,044
Indonesia - 2.2%
Adaro Energy Indonesia Tbk PT	8,656,700	1,994,038
Astra International Tbk PT	6,034,400	1,991,293
Bank Negara Indonesia Persero Tbk PT	4,560,000	1,578,518
Telkom Indonesia Persero Tbk PT	418,200	82,801
United Tractors Tbk PT	1,088,100	1,904,439
		7,551,089
Ireland - 2.6%
AerCap Holdings NV	20,648	2,011,528
Alkermes PLC(a)	68,727	1,955,283
DCC PLC	14,527	1,022,383
ICON PLC(a)	5,972	1,923,342
Medtronic PLC	24,600	2,179,068
		9,091,604

	Shares	Value
Israel - 2.8%
Bezeq The Israeli Telecommunication Corporation, Ltd.	539,257	$641,162
ICL Group, Ltd.	256,622	1,167,975
Inmode, Ltd.(a)	36,127	603,682
Israel Discount Bank, Ltd. - Class A	300,453	1,662,327
Plus500, Ltd.	12,264	417,778
Teva Pharmaceutical Industries, Ltd.(a)	99,031	1,870,601
Tower Semiconductor, Ltd.(a)	39,965	1,766,053
ZIM Integrated Shipping Services, Ltd.	95,936	1,752,751
		9,882,329
Italy - 0.5%
Iveco Group NV	165,221	1,741,786
Japan - 0.6%
Alps Alpine Company, Ltd.	127,000	1,356,743
Subaru Corporation	38,000	720,435
Suzuken Company, Ltd.	1,200	42,526
		2,119,704
Malaysia - 1.9%
CIMB Group Holdings Bhd	398,500	755,974
MISC Bhd	902,900	1,752,535
Telekom Malaysia Bhd	1,129,900	1,767,062
YTL Corporation Bhd	2,171,800	1,457,078
YTL Power International Bhd	922,200	827,793
		6,560,442
Mexico - 1.3%
America Movil SAB de CV(a)	722,250	598,551
Arca Continental SAB de CV	148,404	1,341,600
Cemex SAB de CV	2,007,160	1,225,068
Qualitas Controladora SAB de CV	169,415	1,360,356
		4,525,575
Netherlands - 2.3%
Aegon, Ltd.	264,058	1,614,594
ING Groep NV	9,583	173,899
Koninklijke Ahold Delhaize NV	52,261	1,796,757
NN Group NV	33,507	1,642,675
Randstad NV	27,417	1,321,656
Stellantis NV	92,115	1,543,509
		8,093,090
Norway - 4.1%
DNO ASA	1,397,814	1,569,080
Equinor ASA	64,663	1,718,494
Hoegh Autoliners ASA	158,266	1,769,103
Leroy Seafood Group ASA	210,083	996,646
Norsk Hydro ASA	305,790	1,714,840
Norwegian Air Shuttle ASA(a)	1,691,666	1,768,773
Orkla ASA	163,276	1,452,069
Storebrand ASA	168,579	1,820,721
Var Energi ASA	347,506	1,167,955

The accompanying notes are an integral part of these financial statements.

2

Vident International Equity Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Norway - (Continued)
Yara International ASA	10,085	$294,013
		14,271,694
Peru - 0.5%
Credicorp, Ltd.	9,850	1,756,747
Poland - 1.9%
Bank Polska Kasa Opieki SA	40,932	1,679,313
ORLEN SA	103,161	1,718,593
Powszechna Kasa Oszczednosci Bank Polski SA	111,246	1,667,207
Powszechny Zaklad Ubezpieczen SA	136,379	1,646,958
		6,712,071
Portugal - 0.5%
Banco Comercial Portugues SA	3,942,308	1,814,888
Galp Energia SGPS SA	3,212	66,699
		1,881,587
Russia - 0.0%(c)
Severstal PAO - GDR(a)(d)	24,074	0
Singapore - 6.4%
ComfortDelGro Corporation, Ltd.	611,900	666,614
DBS Group Holdings, Ltd.	61,140	1,705,512
Genting Singapore, Ltd.	2,664,400	1,645,511
Hafnia, Ltd.	218,932	1,777,549
Jardine Cycle & Carriage, Ltd.	77,500	1,645,192
Keppel REIT	756,300	510,602
NETLINK NBN TRUST	750,500	503,807
Oversea-Chinese Banking Corporation, Ltd.	150,400	1,678,868
SATS, Ltd.	681,800	1,909,218
Sembcorp Industries, Ltd.	247,000	934,221
Singapore Airlines, Ltd.	321,900	1,550,909
Singapore Technologies Engineering, Ltd.	274,000	935,440
Singapore Telecommunications, Ltd.	738,600	1,773,615
United Overseas Bank, Ltd.	68,919	1,659,724
UOL Group, Ltd.	136,900	565,056
Venture Corporation, Ltd.	109,300	1,175,638
Wilmar International, Ltd.	722,000	1,739,292
		22,376,768
South Africa - 0.7%
Harmony Gold Mining Company, Ltd.	55,039	552,622
The Foschini Group, Ltd.	230,958	1,884,737
		2,437,359
South Korea - 7.3%
CJ Corporation	18,767	1,572,053
DB Insurance Company, Ltd.	22,024	1,912,478
Doosan Bobcat, Inc.	52,323	1,558,899

	Shares	Value
Hankook Tire & Technology Company, Ltd.	42,162	$1,369,788
HD Korea Shipbuilding & Offshore Engineering Company, Ltd.(a)	12,568	1,800,738
Hyundai Glovis Company, Ltd.	19,545	1,638,687
Hyundai Marine & Fire Insurance Company, Ltd.	68,551	1,785,810
Hyundai Mobis Company, Ltd.	10,244	1,667,904
Hyundai Wia Corporation	30,529	1,170,105
Kia Corporation	20,089	1,595,571
KT Corporation	60,874	1,758,982
LG Innotek Company, Ltd.	8,937	1,859,854
LG Uplus Corporation	205,001	1,496,246
NongShim Company, Ltd.	4,990	1,441,884
Samsung Fire & Marine Insurance Company, Ltd.	4,637	1,202,770
SK Telecom Company, Ltd.	40,559	1,675,979
		25,507,748
Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	153,209	1,626,347
Banco Santander SA	337,265	1,678,448
CaixaBank SA	33,775	204,126
Mapfre SA	73,239	184,674
Repsol SA	15,561	214,532
Telefonica SA	367,992	1,667,618
		5,575,745
Sweden - 0.5%
Volvo Car AB(a)	580,441	1,665,245
Switzerland - 6.0%
Chubb, Ltd.	6,375	1,811,648
Glencore PLC	299,553	1,577,900
Guess?, Inc.	72,493	1,502,055
Helvetia Holding AG	4,972	787,011
Holcim AG	17,609	1,696,043
Julius Baer Group, Ltd.	31,048	1,811,758
Novartis AG	15,122	1,820,094
Sandoz Group AG	41,890	1,841,590
STMicroelectronics NV	35,876	1,142,495
Swatch Group AG	8,348	1,749,395
Swiss Re AG	13,683	1,865,900
Swisscom AG	99	62,601
UBS Group AG	55,268	1,691,685
Zurich Insurance Group AG	3,091	1,790,226
		21,150,401
Taiwan - 7.1%
Arcadyan Technology Corporation	39,000	178,603
ASE Technology Holding Company, Ltd.	319,000	1,530,681
Compal Electronics, Inc.	1,377,000	1,429,084
Compeq Manufacturing Company, Ltd.	134,000	343,482

The accompanying notes are an integral part of these financial statements.

3

Vident International Equity Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Taiwan - (Continued)
Eva Airways Corporation	1,602,000	$1,770,263
Hon Hai Precision Industry Company, Ltd.	272,000	1,568,740
L&K Engineering Company, Ltd.	221,000	1,699,468
Pegatron Corporation	522,000	1,672,554
Pou Chen Corporation	1,553,000	1,686,988
Powertech Technology, Inc.	299,000	1,359,941
Primax Electronics, Ltd.	590,000	1,654,361
Radiant Opto-Electronics Corporation	302,000	1,864,489
Simplo Technology Company, Ltd.	126,000	1,461,269
Taiwan Surface Mounting Technology Corporation	433,000	1,583,651
Tong Yang Industry Company, Ltd.	564,000	1,690,766
Tripod Technology Corporation	258,000	1,665,427
Zhen Ding Technology Holding, Ltd.	401,000	1,698,515
		24,858,282
Thailand - 1.4%
Kasikornbank pcl	474,600	2,005,253
PTT Exploration & Production pcl	243,800	1,019,285
TMBThanachart Bank pcl	36,192,500	1,978,317
		5,002,855
United Kingdom - 3.4%
BT Group PLC	92,490	168,961
Centrica PLC	487,804	825,412
easyJet PLC	180,734	1,128,504
J Sainsbury PLC	278,402	1,069,862
Janus Henderson Group PLC	45,983	1,729,421
Kingfisher PLC	468,842	1,751,172
Marks & Spencer Group PLC	400,545	1,801,397
Tesco PLC	397,703	1,848,724
Vodafone Group PLC	1,743,608	1,705,362
		12,028,815
United States - 1.4%
CRH PLC	24,209	2,197,451
Jazz Pharmaceuticals PLC(a)	17,586	2,039,624
TE Connectivity, Ltd.	4,414	677,991
		4,915,066
TOTAL COMMON STOCKS (Cost $315,424,131)		339,003,898
PREFERRED STOCKS - 2.0%
Brazil - 1.2%
Cia Energetica de Minas Gerais	884,985	1,812,692
Metalurgica Gerdau SA	882,465	1,623,662
Petroleo Brasileiro SA	103,410	716,875
		4,153,229

	Shares	Value
Chile - 0.5%
Embotelladora Andina SA	526,751	$1,666,599
Germany - 0.3%
Schaeffler AG	28,867	149,860
Volkswagen AG	9,332	993,504
		1,143,364
TOTAL PREFERRED STOCKS (Cost $6,347,256)		6,963,192
TOTAL INVESTMENTS - 98.7% (Cost $321,771,387)		$345,967,090
Other Assets in Excess of Liabilities - 1.3%		4,708,404
TOTAL NET ASSETS - 100.0%		$350,675,494

Percentages are stated as a percent of net assets
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $5,229,524 or 1.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of August 31, 2024.

The accompanying notes are an integral part of these financial statements.

4

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
August 31, 2024

	Par	Value
U.S. TREASURY SECURITIES - 61.5%
United States Treasury Inflation Indexed Bonds
0.38%, 07/15/2027	$1,965,056	$1,892,335
1.63%, 10/15/2027	2,280,247	2,275,880
0.50%, 01/15/2028	3,840,175	3,681,793
1.75%, 01/15/2028	4,094,099	4,090,986
1.25%, 04/15/2028	3,880,728	3,807,341
3.63%, 04/15/2028	4,341,420	4,616,689
0.75%, 07/15/2028	769,740	744,695
2.38%, 10/15/2028	1,138,560	1,172,010
0.88%, 01/15/2029	2,090,340	2,019,914
2.50%, 01/15/2029	2,165,714	2,239,606
2.13%, 04/15/2029	2,244,785	2,287,172
3.88%, 04/15/2029	2,455,789	2,690,716
0.13%, 01/15/2030	1,068,480	985,975
0.13%, 01/15/2031	935,348	849,562
0.13%, 07/15/2031	117,220	105,854
0.13%, 01/15/2032	1,490,395	1,328,576
0.63%, 07/15/2032	778,550	718,839
1.13%, 01/15/2033	2,130,534	2,027,810
1.38%, 07/15/2033	1,613,758	1,568,428
1.75%, 01/15/2034	2,340,540	2,334,913
2.13%, 02/15/2040	3,575,807	3,668,465
2.13%, 02/15/2041	2,919,513	3,000,354
0.75%, 02/15/2042	4,511,848	3,679,498
0.63%, 02/15/2043	4,051,702	3,177,119
1.38%, 02/15/2044	3,666,696	3,278,319
0.75%, 02/15/2045	3,068,614	2,403,721
1.00%, 02/15/2046	2,936,957	2,398,580
0.88%, 02/15/2047	2,355,733	1,853,800
1.00%, 02/15/2048	1,853,728	1,488,822
1.00%, 02/15/2049	1,136,162	907,256
1.50%, 02/15/2053	126,830	112,120
United States Treasury Note/Bond
2.63%, 12/31/2025	590,000	578,200
6.00%, 02/15/2026	17,941,000	18,474,675
0.50%, 02/28/2026	4,490,000	4,258,221
2.50%, 02/28/2026	4,400,000	4,298,938
4.63%, 03/15/2026	3,455,000	3,482,330
0.75%, 03/31/2026	1,290,000	1,225,248
2.25%, 03/31/2026	2,585,000	2,513,660
3.75%, 04/15/2026	2,480,000	2,468,472
0.75%, 04/30/2026	1,875,000	1,776,929
2.38%, 04/30/2026	1,355,000	1,319,378
1.63%, 05/15/2026	1,410,000	1,354,867
3.63%, 05/15/2026	1,230,000	1,221,952
0.75%, 05/31/2026	19,965,000	18,879,403
2.13%, 05/31/2026	19,300,000	18,694,613
4.13%, 06/15/2026	16,330,000	16,365,403
0.88%, 06/30/2026	4,060,000	3,839,872
1.88%, 06/30/2026	2,400,000	2,311,875
4.50%, 07/15/2026	9,190,000	9,276,336
0.63%, 07/31/2026	500,000	469,629

	Par	Value
1.88%, 07/31/2026	$4,100,000	$3,944,969
1.50%, 08/15/2026	5,860,000	5,593,782
4.38%, 08/15/2026	1,615,000	1,628,153
2.25%, 05/15/2041	1,680,000	1,279,950
1.75%, 08/15/2041	4,575,000	3,188,114
2.00%, 11/15/2041	3,200,000	2,315,250
3.13%, 11/15/2041	1,015,000	880,750
2.38%, 02/15/2042	2,190,000	1,677,104
3.13%, 02/15/2042	3,625,000	3,129,395
3.00%, 05/15/2042	4,250,000	3,583,115
3.25%, 05/15/2042	3,490,000	3,047,752
2.75%, 08/15/2042	4,835,000	3,910,117
3.38%, 08/15/2042	3,240,000	2,873,222
2.75%, 11/15/2042	4,635,000	3,734,434
4.00%, 11/15/2042	3,295,000	3,185,724
3.13%, 02/15/2043	5,050,000	4,294,670
3.88%, 02/15/2043	2,510,000	2,380,578
2.88%, 05/15/2043	4,310,000	3,515,849
3.88%, 05/15/2043	2,945,000	2,786,821
3.63%, 08/15/2043	4,625,000	4,215,796
4.38%, 08/15/2043	360,000	364,317
3.75%, 11/15/2043	4,210,000	3,902,144
3.63%, 02/15/2044	4,185,000	3,805,081
3.38%, 05/15/2044	4,745,000	4,151,134
3.13%, 08/15/2044	4,635,000	3,893,581
3.00%, 11/15/2044	4,330,000	3,558,719
2.50%, 02/15/2045	3,905,000	2,940,496
3.00%, 05/15/2045	4,195,000	3,438,097
2.88%, 08/15/2045	1,245,000	997,167
3.00%, 11/15/2045	1,915,000	1,564,465
2.50%, 02/15/2046	3,945,000	2,937,946
2.50%, 05/15/2046	3,811,000	2,829,668
2.25%, 08/15/2046	3,570,000	2,517,408
TOTAL U.S. TREASURY SECURITIES (Cost $273,683,352)		278,282,917
CORPORATE BONDS - 24.8%
Communication Services - 0.3%
Fox Corporation, 5.58%, 01/25/2049	1,450,000	1,407,010
Consumer Discretionary - 1.8%
AutoNation, Inc., 3.85%, 03/01/2032	1,500,000	1,372,962
Brunswick Corporation, 2.40%, 08/18/2031	1,630,000	1,348,396
Dick's Sporting Goods, Inc., 4.10%, 01/15/2052	1,815,000	1,365,156
General Motors Company, 6.75%, 04/01/2046	1,225,000	1,345,721
Lear Corporation, 5.25%, 05/15/2049	1,420,000	1,308,043

The accompanying notes are an integral part of these financial statements.

5

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Discretionary - (Continued)
Tapestry, Inc., 3.05%, 03/15/2032	$ 1,670,000	$1,401,252
		8,141,530
Consumer Staples - 0.9%
Altria Group, Inc., 4.45%, 05/06/2050	1,700,000	1,397,299
Kraft Heinz Foods Company
6.88%, 01/26/2039	105,000	121,560
6.50%, 02/09/2040	990,000	1,101,640
Philip Morris International, Inc., 4.88%, 11/15/2043	1,370,000	1,293,370
		3,913,869
Energy - 3.9%
Apache Corporation, 5.10%, 09/01/2040	1,550,000	1,372,193
Continental Resources, Inc., 4.90%, 06/01/2044	1,610,000	1,372,794
Devon Energy Corporation, 7.88%, 09/30/2031	1,175,000	1,364,218
EnLink Midstream Partners LP, 5.45%, 06/01/2047	1,550,000	1,442,440
Enterprise Products Operating LLC, 5.38% to 02/15/2028 then 3 mo. Term SOFR + 2.83%, 02/15/2078	1,330,000	1,252,323
EQT Corporation, 7.00%, 02/01/2030	1,220,000	1,329,921
Halliburton Company, 7.45%, 09/15/2039	375,000	458,684
Hess Corporation, 6.00%, 01/15/2040	1,050,000	1,117,806
Marathon Oil Corporation
6.60%, 10/01/2037	1,045,000	1,170,785
5.20%, 06/01/2045	265,000	255,465
Marathon Petroleum Corporation, 6.50%, 03/01/2041	1,045,000	1,127,935
NOV, Inc., 3.95%, 12/01/2042	1,670,000	1,323,762
Ovintiv, Inc., 7.38%, 11/01/2031	1,100,000	1,232,431
Phillips 66 Company, 4.90%, 10/01/2046	1,030,000	937,881
Valero Energy Corporation, 6.63%, 06/15/2037	1,100,000	1,217,917
Western Midstream Operating LP, 5.30%, 03/01/2048	580,000	524,570
		17,501,125
Financials - 11.5%
Ally Financial, Inc., 6.70%, 02/14/2033	1,290,000	1,329,630
American Assets Trust LP, 3.38%, 02/01/2031	1,670,000	1,421,762
Ares Capital Corporation, 3.20%, 11/15/2031	1,590,000	1,372,869

	Par	Value
Athene Holding, Ltd., 3.95%, 05/25/2051	$ 1,810,000	$1,352,653
BGC Group, Inc., 6.60%, 06/10/2029(a)	1,290,000	1,325,133
Blackstone Private Credit Fund, 6.25%, 01/25/2031(a)	1,350,000	1,381,151
Blackstone Secured Lending Fund, 2.85%, 09/30/2028	1,530,000	1,386,261
Blue Owl Capital Corporation, 3.40%, 07/15/2026	1,400,000	1,348,846
Brighthouse Financial, Inc., 4.70%, 06/22/2047	1,690,000	1,340,382
Brixmor Operating Partnership LP, 4.05%, 07/01/2030	1,385,000	1,328,702
Capital One Financial Corporation, 2.36% to 07/29/2031 then SOFR + 1.34%, 07/29/2032	1,745,000	1,401,706
Citizens Financial Group, Inc., 2.85%, 07/27/2026	1,460,000	1,403,951
Comerica Bank, 5.33% to 08/25/2032 then SOFR + 2.61%, 08/25/2033	1,485,000	1,375,533
COPT Defense Properties LP, 2.75%, 04/15/2031	1,610,000	1,380,742
Discover Financial Services, 6.70%, 11/29/2032	1,300,000	1,414,619
Enstar Finance LLC, 5.50% to 01/15/2027 then 5 yr. CMT Rate + 4.01%, 01/15/2042	1,400,000	1,289,905
F&G Annuities & Life, Inc., 6.50%, 06/04/2029	1,290,000	1,316,832
Fifth Third Bancorp, 8.25%, 03/01/2038	910,000	1,130,112
Fifth Third Bank NA, Series BKNT, 3.85%, 03/15/2026	165,000	162,210
Globe Life, Inc., 4.55%, 09/15/2028	1,340,000	1,324,642
GLP Capital LP, 5.75%, 06/01/2028	1,305,000	1,333,569
Huntington Bancshares, Inc., 2.49% to 08/15/2031 then 5 yr. CMT Rate + 1.17%, 08/15/2036	1,755,000	1,402,497
Kilroy Realty LP, 3.05%, 02/15/2030	1,540,000	1,349,514
Legg Mason, Inc., 5.63%, 01/15/2044	1,100,000	1,121,242
Lincoln National Corporation, 7.00%, 06/15/2040	1,170,000	1,337,207
Manufacturers & Traders Trust Company, Series BKNT, 3.40%, 08/17/2027	1,420,000	1,366,194
Markel Group, Inc., 5.00%, 04/05/2046	1,100,000	1,006,269
MetLife, Inc., 10.75%, 08/01/2039	900,000	1,240,685

The accompanying notes are an integral part of these financial statements.

6

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
MGIC Investment Corporation, 5.25%, 08/15/2028	$ 1,390,000	$1,384,991
Piedmont Operating Partnership LP, 9.25%, 07/20/2028	1,200,000	1,327,443
Prudential Financial, Inc., 4.50% to 09/15/2027 then 3 mo. LIBOR US + 2.38%, 09/15/2047(b)	1,375,000	1,317,630
Regions Bank, Series BKNT, 6.45%, 06/26/2037	1,308,000	1,397,082
Sabra Health Care LP, 3.20%, 12/01/2031	1,630,000	1,415,192
Simon Property Group LP, 6.75%, 02/01/2040	950,000	1,079,128
Synchrony Financial, 3.70%, 08/04/2026	1,340,000	1,309,838
Synovus Bank, 5.63%, 02/15/2028	1,350,000	1,346,080
Truist Financial Corporation, Series MTN, 4.92% to 07/28/2032 then SOFR + 2.24%, 07/28/2033	1,380,000	1,336,010
US Bancorp, 2.49% to 11/03/2031 then 5 yr. CMT Rate + 0.95%, 11/03/2036	1,620,000	1,342,054
VICI Properties LP
5.63%, 05/15/2052	750,000	711,886
6.13%, 04/01/2054	600,000	612,562
Zions Bancorporation NA, 3.25%, 10/29/2029	1,545,000	1,354,194
		51,878,908
Health Care - 1.0%
Cardinal Health, Inc., 4.37%, 06/15/2047	1,000,000	846,847
Centene Corporation, 4.63%, 12/15/2029	1,350,000	1,314,128
HCA, Inc., 5.50%, 06/15/2047	1,100,000	1,066,535
Viatris, Inc., 4.00%, 06/22/2050	1,900,000	1,352,421
		4,579,931
Industrials - 0.8%
FedEx Corporation, 5.10%, 01/15/2044	1,205,000	1,160,081
Flowserve Corporation, 3.50%, 10/01/2030	1,510,000	1,396,127
Owens Corning, 4.30%, 07/15/2047	1,260,000	1,052,316
		3,608,524
Information Technology - 1.0%
Corning, Inc., 5.45%, 11/15/2079	685,000	667,930

	Par	Value
HP, Inc., 6.00%, 09/15/2041	$ 1,095,000	$1,158,472
Kyndryl Holdings, Inc., 4.10%, 10/15/2041	1,685,000	1,335,811
Vontier Corporation, 2.95%, 04/01/2031	1,620,000	1,402,722
		4,564,935
Materials - 0.7%
Dow Chemical Company, 9.40%, 05/15/2039	750,000	1,032,561
Freeport-McMoRan, Inc., 5.45%, 03/15/2043	1,280,000	1,254,021
Mosaic Company, 5.63%, 11/15/2043	1,050,000	1,046,033
		3,332,615
Real Estate - 0.3%
EPR Properties, 3.75%, 08/15/2029	1,430,000	1,325,960
Utilities - 2.6%
American Electric Power Company, Inc., 3.88% to 02/15/2027 then 5 yr. CMT Rate + 2.68%, 02/15/2062	1,430,000	1,333,032
CMS Energy Corporation, 4.75% to 06/01/2030 then 5 yr. CMT Rate + 4.12%, 06/01/2050	1,420,000	1,344,718
Edison International, 8.13% to 06/15/2028 then 5 yr. CMT Rate + 3.86%, 06/15/2053	1,220,000	1,284,005
Entergy Corporation, 7.13% to 12/01/2029 then 5 yr. CMT Rate + 2.67%, 12/01/2054	1,300,000	1,327,001
National Fuel Gas Company, 5.50%, 01/15/2026	1,330,000	1,338,884
NextEra Energy Capital Holdings, Inc.
4.80% to 12/01/2027 then 3 mo. LIBOR US + 2.41%, 12/01/2077(b)	1,140,000	1,062,547
3.80% to 03/15/2027 then 5 yr. CMT Rate + 2.55%, 03/15/2082	330,000	307,521
NiSource, Inc., 6.95% to 11/30/2029 then 5 yr. CMT Rate + 2.45%, 11/30/2054	1,250,000	1,269,565
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	1,415,000	1,323,425

The accompanying notes are an integral part of these financial statements.

7

Vident U.S. Bond Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Southern Company, Series 21-A, 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051	$1,355,000	$1,293,399
		11,884,097
TOTAL CORPORATE BONDS (Cost $110,667,689)		112,138,504
MORTGAGE-BACKED SECURITIES - 9.8%
Federal National Mortgage Association
7.00%, 09/15/2038(c)	2,500,000	2,596,220
6.00%, 09/15/2041(c)	5,235,000	5,331,604
3.00%, 09/15/2042(c)	430,000	381,748
2.50%, 09/15/2046(c)	1,000,000	853,166
2.00%, 09/15/2050(c)	1,800,000	1,474,312
6.50%, 09/15/2053(c)	5,625,000	5,789,628
Pool BV7232, 4.00%, 04/01/2052	2,635,975	2,505,812
Pool MA4626, 4.00%, 06/01/2052	3,460,871	3,288,206
Pool MA4644, 4.00%, 05/01/2052	3,370,741	3,205,072
Government National Mortgage Association
3.00%, 09/15/2042(c)	300,000	271,563
5.00%, 09/15/2048(c)	300,000	299,489
2.00%, 09/15/2050(c)	900,000	758,637
2.50%, 09/15/2050(c)	350,000	306,046
5.50%, 03/20/2053(c)	2,200,000	2,215,289
6.00%, 09/15/2053(c)	8,350,000	8,474,649
6.50%, 09/15/2053(c)	6,250,000	6,382,622
7.00%, 09/20/2053(c)	300,000	306,928
TOTAL MORTGAGE-BACKED SECURITIES (Cost $44,747,838)		44,440,991
U.S. GOVERNMENT AGENCY ISSUES - 3.0%
Federal Farm Credit Banks Funding Corporation
4.38%, 06/23/2026	700,000	705,368
4.50%, 08/14/2026	580,000	586,535
Federal Home Loan Banks
4.63%, 11/17/2026	660,000	669,068
1.25%, 12/21/2026	690,000	650,448
4.13%, 01/15/2027	460,000	462,644
4.75%, 04/09/2027	400,000	409,141
3.25%, 06/09/2028	160,000	157,205
4.00%, 06/30/2028	150,000	151,132
5.50%, 07/15/2036	100,000	112,459
Federal Home Loan Mortgage Corporation
6.75%, 03/15/2031	150,000	174,339
0.00%, 11/15/2038(d)	650,000	344,838

	Par	Value
Federal National Mortgage Association
2.13%, 04/24/2026	$750,000	$727,910
1.88%, 09/24/2026	765,000	734,016
0.75%, 10/08/2027	290,000	264,489
7.13%, 01/15/2030	100,000	115,878
7.25%, 05/15/2030	100,000	117,226
6.63%, 11/15/2030	75,000	86,036
5.63%, 07/15/2037	100,000	114,048
Tennessee Valley Authority
2.88%, 02/01/2027, Series A	775,000	756,559
3.88%, 03/15/2028	370,000	370,802
7.13%, 05/01/2030	675,000	786,161
5.88%, 04/01/2036	505,000	580,183
6.15%, 01/15/2038	785,000	924,405
5.25%, 09/15/2039	800,000	861,162
3.50%, 12/15/2042	805,000	692,702
5.38%, 04/01/2056	700,000	774,015
4.63%, 09/15/2060	555,000	535,679
4.25%, 09/15/2065	660,000	600,623
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $13,343,712)		13,465,071
TOTAL INVESTMENTS - 99.1% (Cost $442,442,591)		$448,327,483
Other Assets in Excess of Liabilities - 0.9%		4,254,250
TOTAL NET ASSETS - 100.0%		$452,581,733

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (”S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of August 31, 2024, the value of these securities total $2,706,284 or 0.6% of the Fund’s net assets.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	To-be-announced security (TBA). As of August 31, 2024, the total value of TBA commitments was $35,441,902 or 7.8% of net assets.
(d)	Zero coupon bonds make no periodic interest payments.
The accompanying notes are an integral part of these financial statements.

8

Vident U.S. Equity Strategy ETFTM
Schedule of Investments
August 31, 2024

	Shares	Value
COMMON STOCKS - 99.9%
Communication Services - 7.6%
Alphabet, Inc. - Class A	33,284	$5,437,940
AT&T, Inc.	288,350	5,738,165
Comcast Corporation - Class A	19,077	754,877
Electronic Arts, Inc.	18,995	2,883,821
Meta Platforms, Inc. - Class A	10,613	5,532,663
Netflix, Inc.(a)	10,247	7,186,733
New York Times Company - Class A	63,995	3,515,245
Pinterest, Inc. - Class A(a)	42,243	1,353,466
Reddit, Inc. - Class A(a)	48,374	2,903,891
T-Mobile US, Inc.	19,921	3,958,701
TripAdvisor, Inc.(a)	92,545	1,342,828
Yelp, Inc.(a)	81,183	2,835,722
		43,444,052
Consumer Discretionary - 11.6%
Airbnb, Inc. - Class A(a)	6,636	778,469
Amazon.com, Inc.(a)	80,400	14,351,400
Booking Holdings, Inc.	1,858	7,263,349
Chipotle Mexican Grill, Inc.(a)	128,854	7,226,132
Home Depot, Inc.	30,172	11,118,382
Marriott International, Inc. - Class A	24,052	5,644,764
McDonald’s Corporation	19,549	5,643,014
NIKE, Inc. - Class B	39,964	3,329,800
Starbucks Corporation	59,024	5,581,900
TJX Companies, Inc.	46,981	5,509,462
		66,446,672
Consumer Staples - 7.0%
Altria Group, Inc.	107,073	5,757,315
Coca-Cola Company	152,966	11,085,446
Costco Wholesale Corporation	5,136	4,583,264
Procter & Gamble Company	42,413	7,275,526
Walmart, Inc.	148,462	11,465,720
		40,167,271
Energy - 4.4%
Chevron Corporation	76,006	11,245,088
EOG Resources, Inc.	19,207	2,474,246
Exxon Mobil Corporation	94,953	11,198,757
		24,918,091
Financials - 14.6%
Ameriprise Financial, Inc.	7,991	3,591,475
AssetMark Financial Holdings, Inc.(a)	89,684	3,152,393
Bank of America Corporation	255,335	10,404,901
Donnelley Financial Solutions, Inc.(a)	42,544	2,835,983
Equitable Holdings, Inc.	84,226	3,581,290
Erie Indemnity Company - Class A	7,263	3,691,274
Jack Henry & Associates, Inc.	14,466	2,503,052

	Shares	Value
Jackson Financial, Inc. - Class A	41,086	$3,696,507
JPMorgan Chase & Company	51,502	11,577,650
Mastercard, Inc. - Class A	24,085	11,641,244
MGIC Investment Corporation	113,284	2,880,812
MSCI, Inc.	4,903	2,846,633
Palomar Holdings, Inc.(a)	30,025	2,979,081
Pathward Financial, Inc.	36,723	2,527,277
Piper Sandler Companies	12,970	3,536,919
SEI Investments Company	8,394	567,686
Visa, Inc. - Class A	42,080	11,629,650
		83,643,827
Health Care - 11.4%
AbbVie, Inc.	36,588	7,182,590
Agilent Technologies, Inc.	17,385	2,484,664
Boston Scientific Corporation(a)	27,416	2,242,355
Corcept Therapeutics, Inc.(a)	80,626	2,846,098
Eli Lilly & Company	6,768	6,497,415
Exelixis, Inc.(a)	109,673	2,854,788
Johnson & Johnson	68,572	11,373,352
Medpace Holdings, Inc.(a)	3,475	1,234,563
Merck & Company, Inc.	93,198	11,039,303
Mettler-Toledo International, Inc.(a)	1,984	2,855,135
ResMed, Inc.	12,493	3,061,035
Stryker Corporation	11,269	4,061,573
United Therapeutics Corporation(a)	9,080	3,301,034
Zoetis, Inc.	21,993	4,035,496
		65,069,401
Industrials - 11.0%
A.O. Smith Corporation	16,193	1,355,678
Acuity Brands, Inc.	13,900	3,540,330
Automatic Data Processing, Inc.	20,798	5,738,376
Carlisle Companies, Inc.	4,850	2,055,430
Caterpillar, Inc.	11,371	4,049,213
Cintas Corporation	4,100	3,300,992
EMCOR Group, Inc.	9,341	3,671,573
Enerpac Tool Group Corporation	77,079	3,178,738
Fastenal Company	41,539	2,836,283
IES Holdings, Inc.(a)	16,753	3,124,937
Illinois Tool Works, Inc.	16,062	4,066,577
Old Dominion Freight Line, Inc.	14,172	2,732,362
Paychex, Inc.	21,676	2,843,891
Powell Industries, Inc.	18,201	3,047,575
TransDigm Group, Inc.	2,498	3,430,279
Trex Company, Inc.(a)	42,434	2,704,743
Uber Technologies, Inc.(a)	97,159	7,105,238
Verisk Analytics, Inc.	4,760	1,298,623
W.W. Grainger, Inc.	2,899	2,855,283
		62,936,121
Information Technology - 26.2%(b)
Adobe, Inc.(a)	10,089	5,795,222
Appfolio, Inc. - Class A(a)	4,100	951,159

The accompanying notes are an integral part of these financial statements.

9

Vident U.S. Equity Strategy ETFTM
Schedule of Investments
August 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Apple, Inc.	49,686	$11,378,094
Applied Materials, Inc.	35,952	7,091,892
Arista Networks, Inc.(a)	6,322	2,234,068
Axcelis Technologies, Inc.(a)	22,244	2,431,937
Badger Meter, Inc.	6,509	1,346,972
Box, Inc. - Class A(a)	98,490	3,210,774
Broadcom, Inc.	62,937	10,247,402
Cirrus Logic, Inc.(a)	22,210	3,235,775
CommVault Systems, Inc.(a)	23,224	3,609,010
Crowdstrike Holdings, Inc. - Class A(a)	5,596	1,551,659
DocuSign, Inc.(a)	22,710	1,344,659
Dropbox, Inc. - Class A(a)	54,925	1,380,815
Fair Isaac Corporation(a)	1,845	3,192,348
Fortinet, Inc.(a)	53,111	4,074,145
Gartner, Inc.(a)	5,851	2,878,458
InterDigital, Inc.	26,264	3,639,140
KLA Corporation	6,757	5,536,889
Lattice Semiconductor Corporation(a)	60,053	2,844,110
Manhattan Associates, Inc.(a)	7,801	2,062,818
Microsoft Corporation	26,203	10,930,319
Motorola Solutions, Inc.	16,397	7,248,130
Napco Security Technologies, Inc.	42,672	1,979,127
NVIDIA Corporation	79,447	9,483,588
ON Semiconductor Corporation(a)	33,978	2,645,867
Oracle Corporation	78,013	11,022,457
Palantir Technologies, Inc. - Class A(a)	59,717	1,879,891
Palo Alto Networks, Inc.(a)	4,065	1,474,457
Photronics, Inc.(a)	118,617	3,067,436
Pure Storage, Inc. - Class A(a)	15,829	811,869
Qualys, Inc.(a)	19,518	2,443,068
Rambus, Inc.(a)	54,434	2,434,288
ServiceNow, Inc.(a)	3,930	3,360,150
Synopsys, Inc.(a)	13,414	6,969,646
Workday, Inc. - Class A(a)	15,335	4,036,019
		149,823,658

	Shares	Value
Materials - 3.2%
Alpha Metallurgical Resources, Inc.	15,871	$3,795,550
Ecolab, Inc.	28,553	7,229,049
Sherwin-Williams Company	15,056	5,561,235
Southern Copper Corporation	0	21
Warrior Met Coal, Inc.	24,428	1,497,681
		18,083,536
Real Estate - 1.6%
DigitalBridge Group, Inc.	220,288	2,751,397
Jones Lang LaSalle, Inc.(a)	10,676	2,724,835
Simon Property Group, Inc.	4,588	767,802
Sunstone Hotel Investors, Inc.	272,911	2,846,462
		9,090,496
Utilities - 1.3%
NRG Energy, Inc.	37,569	3,193,741
Otter Tail Corporation	26,542	2,244,126
Vistra Corporation	20,563	1,756,697
		7,194,564
TOTAL COMMON STOCKS (Cost $502,467,026)		570,817,689
TOTAL INVESTMENTS - 99.9% (Cost $502,467,026)		$570,817,689
Other Assets in Excess of Liabilities - 0.1%		442,029
TOTAL NET ASSETS - 100.0%		$571,259,718

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

The accompanying notes are an integral part of these financial statements.

10

VIDENT ETFs
Statements of Assets and Liabilities
August 31, 2024

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
ASSETS:
Investments, at value	$345,967,090	$ 448,327,483	$ 570,817,689
Foreign currency, at value	12,804	—	—
Cash and cash equivalents	2,492,100	—	1,141,387
Cash and cash equivalents held as collateral for TBA commitments	—	36,603,934	—
Dividends receivable	1,031,817	—	560,268
Interest receivable	6,116	3,232,513	2,151
Reclaim receivable	1,341,614	—	—
Receivable for investments sold	—	—	271,135,473
Receivable for fund shares sold	—	—	72,214,480
Total assets	350,851,541	488,163,930	915,871,448
LIABILITIES:
Payable to adviser	176,047	156,914	236,590
Payable for investments purchased	—	35,425,283	271,556,680
Payable for capital shares redeemed	—	—	72,818,460
Total liabilities	176,047	35,582,197	344,611,730
NET ASSETS	$350,675,494	$ 452,581,733	$ 571,259,718
Net Assets Consists of:
Paid-in capital	$473,120,998	$501,536,793	$532,375,524
Total distributable earnings	(122,445,504)	(48,955,060)	38,884,194
Total net assets	$ 350,675,494	$ 452,581,733	$ 571,259,718
Net assets	$350,675,494	$ 452,581,733	$ 571,259,718
Shares issued and outstanding(a)	13,500,000	10,200,000	10,200,000
Net asset value per share	$25.98	$44.37	$56.01
Cost:
Investments, at cost	$321,771,387	$ 442,442,591	$ 502,467,026
Foreign currency, at cost	$13,603	$—	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

11

VIDENT ETFs
Statements of Operations
For the Year Ended August 31, 2024

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
INVESTMENT INCOME:
Dividend income	$ 16,457,758	$—	$8,311,176
Less: Dividend withholding taxes	(2,106,325)	—	—
Interest income	164,741	19,824,127	43,963
Total investment income	14,516,174	19,824,127	8,355,139
EXPENSES:
Investment advisory fee	2,230,979	1,694,095	2,747,823
Total expenses	2,230,979	1,694,095	2,747,823
Net investment income	12,285,195	18,130,032	5,607,316
REALIZED AND UNREALIZED GAIN
Net realized gain/(loss) from:
Investments	7,541,311	(6,302,454)	(894,712)
In-kind redemptions	5,235,778	259,493	59,587,821
Foreign currency translation	(86,074)	—	—
Net realized gain/(loss)	12,691,015	(6,042,961)	58,693,109
Net change in unrealized appreciation on:
Investments	29,772,738	22,621,994	20,999,152
Foreign currency translation	849	—	—
Net change in unrealized appreciation	29,773,587	22,621,994	20,999,152
Net realized and unrealized gain	42,464,602	16,579,033	79,692,261
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 54,749,797	$ 34,709,065	$ 85,299,577

The accompanying notes are an integral part of these financial statements.

12

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS

	Vident International Equity Strategy ETFTM		Vident U.S. Bond Strategy ETFTM
	Year Ended August 31,		Year Ended August 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$12,285,195	$15,869,287	$18,130,032	$13,767,108
Net realized gain/(loss)	12,691,015	(3,728,583)	(6,042,961)	(19,981,658)
Net change in unrealized appreciation	29,773,587	23,251,345	22,621,994	4,366,175
Net increase/(decrease) in net assets from operations	54,749,797	35,392,049	34,709,065	(1,848,375)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(13,529,647)	(17,386,128)	(17,916,415)	(13,499,504)
Total distributions to shareholders	(13,529,647)	(17,386,128)	(17,916,415)	(13,499,504)
CAPITAL TRANSACTIONS:
Subscriptions	2,407,150	8,298,210	64,738,000	30,272,960
Redemptions	(57,047,410)	(2,341,060)	(17,208,730)	(4,345,510)
ETF transaction fees (See Note 7)	54,196	4,558	4,253	756
Net increase/(decrease) in net assets from capital transactions	(54,586,064)	5,961,708	47,533,523	25,928,206
Net increase/(decrease) in net assets	(13,365,914)	23,967,629	64,326,173	10,580,327
NET ASSETS:
Beginning of the year	364,041,408	340,073,779	388,255,560	377,675,233
End of the year	$ 350,675,494	$ 364,041,408	$ 452,581,733	$ 388,255,560
SHARES TRANSACTIONS
Subscriptions	100,000	400,000	1,500,000	700,000
Redemptions	(2,300,000)	(100,000)	(400,000)	(100,000)
Total increase/(decrease) in shares outstanding	(2,200,000)	300,000	1,100,000	600,000

The accompanying notes are an integral part of these financial statements.

13

VIDENT ETFs
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Vident U.S. Equity Strategy ETFTM
	Year Ended August 31,
	2024	2023
OPERATIONS:
Net investment income	$5,607,316	$7,654,271
Net realized gain	58,693,109	60,147,327
Net change in unrealized appreciation	20,999,152	24,646,842
Net increase in net assets from operations	85,299,577	92,448,440
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(5,728,087)	(7,553,684)
Total distributions to shareholders	(5,728,087)	(7,533,684)
CAPITAL TRANSACTIONS:
Subscriptions	156,118,625	134,334,320
Redemptions	(203,612,130)	(143,815,850)
ETF transaction fees (See Note 7)	—	136
Net decrease in net assets from capital transactions	(47,493,505)	(9,481,394)
Net increase in net Assets	32,077,985	75,413,362
NET ASSETS:
Beginning of the year	539,181,733	463,768,371
End of the year	$ 571,259,718	$ 539,181,733
SHARES TRANSACTIONS
Subscriptions	2,875,000	3,000,000
Redemptions	(3,775,000)	(3,200,000)
Total decrease in shares outstanding	(900,000)	(200,000)

The accompanying notes are an integral part of these financial statements.

14

Vident International Equity Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$23.19	$22.08	$27.80	$21.54	$22.59
INVESTMENT OPERATIONS:
Net investment income(a)	0.81	1.01	1.34	0.78	0.51
Net realized and unrealized gain (loss) on investments(d)	2.88	1.20	(5.60)	6.34	(0.93)
Total from investment operations	3.69	2.21	(4.26)	7.12	(0.42)
LESS DISTRIBUTIONS FROM:
From net investment income	(0.90)	(1.10)	(1.46)	(0.86)	(0.64)
Total distributions	(0.90)	(1.10)	(1.46)	(0.86)	(0.64)
ETF transaction fees per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.01
Net asset value, end of year	$25.98	$23.19	$22.08	$27.80	$21.54
Total return	16.20%	10.31%	−15.77%	33.22%	−1.98%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$350,675	$364,041	$340,074	$486,453	$437,301
Ratio of expenses to average net assets:
Before expense reimbursement	0.61%	0.61%	0.61%	0.61%	0.61%
After expense reimbursement	0.61%	0.61%	0.60%	0.59%	0.60%
Ratio of net investment income to average net assets
Before expense reimbursement	3.36%	4.53%	5.22%	3.02%	2.29%
After expense reimbursement	3.36%	4.53%	5.23%	3.04%	2.30%
Portfolio turnover rate(c)	64%	82%	70%	74%	79%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

15

Vident U.S. Bond Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$42.67	$44.43	$51.96	$52.01	$51.22
INVESTMENT OPERATIONS:
Net investment income(a)	1.89	1.60	0.85	0.80	1.23
Net realized and unrealized gain (loss) on investments(d)	1.68	(1.80)	(7.23)	(0.05)	0.88
Total from investment operations	3.57	(0.20)	(6.38)	0.75	2.11
LESS DISTRIBUTIONS FROM:
From net investment income	(1.87)	(1.56)	(1.05)	(0.80)	(1.33)
From net realized gains	—	—	(0.10)	—	—
Total distributions	(1.87)	(1.56)	(1.15)	(0.80)	(1.33)
ETF transaction fees per share	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.01
Net asset value, end of year	$44.37	$42.67	$44.43	$51.96	$52.01
Total return	8.61%	−0.45%	−12.41%	1.46%	4.26%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$452,582	$388,256	$377,675	$415,673	$400,494
Ratio of expenses to average net assets:
Before expense reimbursement	0.41%	0.41%	0.41%	0.41%	0.41%
After expense reimbursement	0.41%	0.41%	0.40%	0.39%	0.40%
Ratio of net investment income to average net assets
Before expense reimbursement	4.39%	3.69%	1.76%	1.53%	2.42%
After expense reimbursement	4.39%	3.69%	1.77%	1.55%	2.43%
Portfolio turnover rate(c)	202%	185%	247%	238%	247%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

16

Vident U.S. Equity Strategy ETFTM
FINANCIAL HIGHLIGHTS

	Year Ended August 31,
	2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of year	$48.57	$41.04	$44.58	$30.03	$29.72
INVESTMENT OPERATIONS:
Net investment income(a)	0.52	0.67	0.62	0.46	0.45
Net realized and unrealized gain (loss) on investments(d)	7.45	7.53	(3.56)	14.56	0.33
Total from investment operations	7.97	8.20	(2.94)	15.02	0.78
LESS DISTRIBUTIONS FROM:
From net investment income	(0.53)	(0.67)	(0.60)	(0.47)	(0.47)
Total distributions	(0.53)	(0.67)	(0.60)	(0.47)	(0.47)
ETF transaction fees per share	—	0.00(b)	0.00(b)	—	—
Net asset value, end of year	$56.01	$48.57	$41.04	$44.58	$30.03
TOTAL RETURN	16.49%	20.24%	−6.66%	50.29%	2.70%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (in thousands)	$571,260	$539,182	$463,768	$427,974	$330,357
Ratio of expenses to average net assets:
Before expense reimbursement	0.50%	0.50%	0.50%	0.50%	0.50%
After expense reimbursement	0.50%	0.50%	0.49%	0.48%	0.49%
Ratio of net investment income to average net assets
Before expense reimbursement	1.02%	1.54%	1.41%	1.17%	1.53%
After expense reimbursement	1.02%	1.54%	1.42%	1.19%	1.54%
Portfolio turnover rate(c)	65%	167%	63%	65%	66%

(a)	Net investment income per share has been calculated based on average shares outstanding during the year.
(b)	Amount represents less than $0.005 per share.
(c)	Portfolio turnover rate excludes in-kind transactions.
(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

17

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024
NOTE 1 – ORGANIZATION
Vident International Equity Strategy ETFTM, Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM (individually each a “Fund” or collectively the “Funds”) are diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objectives of the Funds are to seek to track the performance, before fees and expenses, of the Vident Core International Equity IndexTM, the Vident Core U.S. Bond IndexTM and the Vident U.S. Quality IndexTM, respectively. Vident International Equity Strategy ETFTM commenced operations on October 29, 2013; Vident U.S. Bond Strategy ETFTM commenced operations on October 15, 2014; and Vident U.S. Equity Strategy ETFTM commenced operations on January 21, 2014.
The end of the reporting period for the Funds is August 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended August 31, 2024 (the “current fiscal period”).
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
A.
Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global SelectMarket® and Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.
Debt securities, including short-term debt instruments, are valued in accordance with prices provided by a pricing service. Pricing services may use various valuation methodologies such as the mean between the bid and asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.
Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of the shares to differ significantly from the NAV that would be calculated without regard to such considerations.

18

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:
Vident International Equity Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$339,003,898	$—	$0	$339,003,898
Preferred Stocks	6,963,192	—	—	6,963,192
Total Investments in Securities	$345,967,090	$—	$0	$345,967,090

Refer to the Schedule of Investments for further disaggregation of investment categories.
Vident U.S. Bond Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
U.S. Treasury Securities	$—	$278,282,917	$—	$278,282,917
Corporate Bonds	—	112,138,504	—	112,138,504
Mortgage-Backed Securities	—	44,440,991	—	44,440,991
U.S. Government Agency Issues	—	13,465,071	—	13,465,071
Total Investments in Securities	$—	$448,327,483	$ —	$448,327,483

Refer to the Schedule of Investments for further disaggregation of investment categories.

19

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
Vident U.S. Equity Strategy ETFTM

Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$570,817,689	$—	$—	$570,817,689
Total Investments in Securities	$570,817,689	$—	$ —	$570,817,689

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Cash and Cash Equivalents. Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution. Amounts swept overnight are available on the next business day.

C.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.
Securities Purchased or Sold on a Forward-Commitment Basis. Vident U.S. Bond Strategy ETFTM may enter into TBA commitments, Mortgage Dollar Roll Transactions or other purchase and sale transactions that specify forward delivery of a financial security. TBA commitments are forward agreements for the purchase or sale of mortgage-backed pass-through securities for a fixed price, with payment and delivery on an agreed upon future settlement date. Most commitments in mortgage-backed pass-through securities occur for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. The specific securities to be delivered are not identified at the trade date. However, delivered securities must follow general trade parameters, including issuer, rate and mortgage terms. When entering into TBA commitments, the Fund may take possession of or deliver the underlying mortgage-backed pass-through securities but can extend the settlement or roll the transaction. In order to better define contractual rights and to secure rights that will help the Fund mitigate counterparty risk, TBA commitments may be entered into by a Fund under Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a Fund and the counterparty. Cash collateral that has been pledged to cover the obligations of the Trust or cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash and cash equivalents held as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. In connection with this ability, the Fund may enter into mortgage “dollar rolls” in which a Fund sells TBA mortgage-backed securities and simultaneously contracts to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a Fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and the Fund realizes gains and losses on these transactions.

20

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
The value of TBA commitments on the Statement of Assets and Liabilities for the Vident U.S. Bond Strategy ETFTM as of the end of the current fiscal period is as follows:
Statement of Assets and Liabilities - Values of TBA Commitments as of the end of the current fiscal period

	Asset
	Location	Value
TBA Commitments - Credit/interest rate risk	Investments, at value	$35,441,902

	Liabilities
	Location	Value
TBA Commitments - Credit/interest rate risk	Payable for securities purchased	$35,425,283

The effect of TBA Commitments on the Statement of Operations for the current fiscal period

Amount of Realized Gain (Loss) on TBA Commitments Recognized in Income		Change in Unrealized Appreciation (Depreciation) Recognized in Income
	Investments in Securities		Investments in Securities
TBA Commitments	$278,885	TBA Commitments	$66,865

The average monthly value of TBA Commitments during the current fiscal period was $31,892,536.
OFFSETTING ASSETS AND LIABILITIES
The Vident U.S. Bond Strategy ETFTM is subject to various MSFTAs, which govern the terms of certain transactions with select counterparties. The MSFTAs allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The MSFTAs also specify collateral posting arrangements at prearranged exposure levels. Under the MSFTAs, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant MSFTAs with a counterparty in a given account exceeds a specified threshold depending on the counterparty and type of MSFTAs.
The following is a summary of the Assets and Liabilities subject to offsetting in the Fund as of the end of the current fiscal period.
OFFSETTING ASSETS AND LIABILITIES

Liabilities Description/Counterparty	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities
TBA Commitments
Goldman Sachs & Co. LLC	$13,972,231	$ —	$13,972,231
Wells Fargo Securities, LLC	21,453,052	—	21,453,052
	$35,425,283	$—	$35,425,283

21

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)

	Gross Amounts not Offset in the Statement of Assets and Liabilities
Description/Counterparty	Financial Instruments	Collateral Pledged	Net Amount
TBA Commitments
Goldman Sachs & Co. LLC	$(13,062,231)	$(910,000)	$ —
Wells Fargo Securities, LLC	(20,653,052)	(800,000)	—
	$(33,715,283)	$(1,710,000)	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.
E.
Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.
F.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income or separately disclosed, if any, are recorded at fair value of the security received. Withholding taxes on foreign dividends and foreign taxes on capital gains have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted and amortized using the effective yield method. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Distributions received from the Funds’ investments in real estate investment trusts (“REIT”) may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions received during the current calendar year for financial statement purposes. The actual character of distributions to the Funds’ shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by a Fund’s shareholders may represent a return of capital.
G.
Distributions to Shareholders. Distributions to shareholders from net investment income for the Funds are declared and paid at least on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

22

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
H.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

I.
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange, Inc. (“NYSE”) is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

J.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

K.
Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily due to differing book and tax treatments for in-kind transactions. For the fiscal year ended August 31, 2024 the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Losses)	Paid-In Capital
Vident International Equity Strategy ETFTM	$(4,592,883)	$4,592,883
Vident U.S. Bond Strategy ETFTM	(78,250)	78,250
Vident U.S. Equity Strategy ETFTM	(59,419,943)	59,419,943

L.
Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ Financial Statements.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Vident Asset Management (the “Adviser”) serves as the investment adviser and index provider to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to this Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”). For services provided to the Funds, Vident International Equity Strategy ETFTM pays the Adviser 0.61%, Vident U.S. Bond Strategy ETFTM pays the Adviser 0.41% and Vident U.S. Equity Strategy ETFTM pays the Adviser 0.50% at an annual rate based on each Fund’s average daily net assets.
U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be

23

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
supplied to the Board; monitors the activities of the Funds’ Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.
ALPS Distributors, Inc. (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.
All officers of the Trust are affiliated with the Administrator and Custodian.
NOTE 4 – PURCHASES AND SALES OF SECURITIES
During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Vident International Equity Strategy ETFTM	$230,053,805	$246,724,556
Vident U.S. Bond Strategy ETFTM	826,680,652	825,638,376
Vident U.S. Equity Strategy ETFTM	357,802,138	356,087,737

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Vident International Equity Strategy ETFTM	$1,573,911	$41,632,631
Vident U.S. Bond Strategy ETFTM	57,380,000	15,290,842
Vident U.S. Equity Strategy ETFTM	155,948,665	204,758,968

There were no purchases or sales of U.S. Government securities in Vident International Equity Strategy ETFTM or Vident U.S. Equity Strategy ETFTM during the current fiscal period. Included in the amounts for Vident U.S. Bond Strategy ETFTM there were $343,710,541 of purchases and $314,837,327 of sales of U.S. Government securities during the current fiscal period.
NOTE 5 – INCOME TAX INFORMATION
The components of distributable earnings/(accumulated losses) and cost basis of investments and net unrealized appreciation/(depreciation) for federal income tax purposes as of August 31, 2024, were as follows:

	Vident International Equity Strategy ETFTM	Vident U.S. Bond Strategy ETFTM	Vident U.S. Equity Strategy ETFTM
Tax cost of Investments	$326,605,234	$443,466,733	$503,158,296
Gross tax unrealized appreciation	$49,782,842	$12,146,496	$74,093,170
Gross tax unrealized depreciation	(30,417,632)	(7,285,746)	(6,433,777)
Net tax unrealized appreciation/(depreciation)	19,365,210	4,860,750	67,659,393
Undistributed ordinary income	6,722,461	983,727	1,198,176
Undistributed long-term capital gain	—	—	—
Other accumulated gain (loss)	(148,533,175)	(54,799,537)	(29,973,375)
Distributable earnings/(accumulated losses)	$(122,445,504)	$(48,955,060)	$38,884,194

The differences between book and tax-basis cost are attributable to the realization for tax purposes of unrealized gains on investments in passive foreign investment companies and wash sales. A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital and ordinary losses which occur during the portion of the Funds’

24

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended August 31, 2024, the Funds did not elect to defer any post- October capital losses or late-year ordinary losses.
As of August 31, 2024, the Funds had the following capital loss carryforwards available for federal income tax purposes, with an indefinite expiration:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$130,322,460	$18,197,045
Vident U.S. Bond Strategy ETFTM	30,382,050	24,417,487
Vident U.S. Equity Strategy ETFTM	29,904,324	69,051

During the fiscal year ended August 31, 2024, the Funds utilized the following capital loss carryforwards that were available as of August 31, 2023:

	Short-Term	Long-Term
Vident International Equity Strategy ETFTM	$4,526,993	$1,326,481
Vident U.S. Bond Strategy ETFTM	—	—
Vident U.S. Equity Strategy ETFTM	—	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2024, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$13,529,647	$ —
Vident U.S. Bond Strategy ETFTM	17,916,415	—
Vident U.S. Equity Strategy ETFTM	5,728,087	—

The tax character of distributions paid by the Funds during the fiscal year ended August 31, 2023, was as follows:

	Ordinary Income	Capital Gains
Vident International Equity Strategy ETFTM	$17,386,128	$ —
Vident U.S. Bond Strategy ETFTM	13,499,504	—
Vident U.S. Equity Strategy ETFTM	7,553,684	—

NOTE 6 – SHARE TRANSACTIONS
Shares of the Funds are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in large blocks called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Creation Units of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
The Funds each currently offer one class of shares, which have no front-end sales loads, no deferred sales charges, and no redemption fees. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. Vident International Equity Strategy ETFTM charges $5,000; Vident U.S. Bond Strategy ETFTM and Vident U.S. Equity Strategy ETFTM each charge $500 for the standard fixed transaction fee, payable to the Custodian. The fixed transaction fee may be waived on transaction orders if the Funds’ Custodian has

25

Vident ETFs
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2024(Continued)
determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee payable to each Fund may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% in Vident International Equity Strategy ETFTM and Vident U.S. Equity Strategy ETFTM and up to a maximum of 3% in Vident U.S. Bond Strategy ETFTM as a percentage of the value of the Creation Units subject to the transaction.
Variable fees are imposed to compensate the Funds for the transaction costs associated with the cash transactions fees. Variable fees received by each Fund, if any, are displayed in the Capital Transactions sections of the Statements of Changes in Net Assets. Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges.
NOTE 7 – RISKS
Sector Risk. To the extent a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Russia/Ukraine Conflict Risk (Vident International Equity Strategy ETFTM Only). On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events. How long such conflict and related events will last and whether it will escalate further cannot be predicted, nor its effect on the Fund.
NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, Blue Trust, Inc., as a beneficial shareholder, owned greater than 25% of the outstanding shares of each Fund.

26

Vident ETFs
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of Vident ETFs and
Board of Trustees of ETF Series Solutions
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vident International Equity Strategy ETF, Vident U.S. Bond Strategy ETF, and Vident U.S. Equity Strategy ETF (the “Funds”), each a series of ETF Series Solutions, as of August 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Vident Asset Management’s investment companies since 2013.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
October 30, 2024

27

Vident ETFs
ADDITIONAL INFORMATION (Unaudited)
1. FEDERAL TAX INFORMATION
QUALIFIED DIVIDEND INCOME
For the year ended August 31, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Vident International Equity Strategy ETFTM	63.55%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

DIVIDENDS RECEIVED DEDUCTION
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2024 was as follows:

Vident International Equity Strategy ETFTM	0.19%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	100.00%

SHORT-TERM CAPITAL GAIN
For the year ended August 31, 2024, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

Vident International Equity Strategy ETFTM	0.00%
Vident U.S. Bond Strategy ETFTM	0.00%
Vident U.S. Equity Strategy ETFTM	0.00%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue code, the Funds designated the following amounts as foreign taxes paid for the year ended August 31, 2024. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

	Creditable Foreign Taxes Paid	Per Share Amount	Portion of Ordinary Income Distribution Derived from Foreign Sourced Income
Vident International Equity Strategy ETFTM	$2,053,282	$0.15209499	100.00%
Vident U.S. Bond Strategy ETFTM	—	—	—
Vident U.S. Equity Strategy ETFTM	—	—	—

Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments.
Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under GAAP purposes and Internal Revenue Service purposes.
Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

28

Vident ETFs
ADDITIONAL INFORMATION (Unaudited)(Continued)
2. INFORMATION ABOUT PORTFOLIO HOLDINGS
The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov or on the Funds’ website at videntam.com/fund-literature/. Each Fund’s portfolio holdings are posted on their website, listed below, daily.

Vident International Equity Strategy ETFTM	videntam.com/etf/vident-international-equity-strategy-etf/
Vident U.S. Bond Strategy ETFTM	videntam.com/etf/vident-us-bond-strategy-etf/
Vident U.S. Equity Strategy ETFTM	videntam.com/etf/vident-us-strategy-etf/

3. INFORMATION ABOUT PROXY VOTING
A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the website at www.videntam.com.
Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at videntam.com/fund-literature/.
4. FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available, without charge, on the Funds’ website at www.videntam.com.

29

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation is paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not applicable to open-end investment companies and ETFs.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	11/07/2024

By (Signature and Title)*	/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	11/07/2024

* Print the name and title of each signing officer under his or her signature.